(LOSS) PER SHARE (Tables)	9 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Three Months Ended December 31,		Nine Months Ended December 31,
	2021	2020	2021	2020
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(3,512)	$(1,184)	$(9,553)	$(4,335)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	13,344	12,031	12,966	11,619
Basic and diluted (loss) per share (Actual)	$(0.26)	$(0.10)	$(0.74)	$(0.37)

Schedule of Anti-Dilutive effect on Loss Per Share

	As of December 31,
	2021	2020
Stock options	868,000	–
Restricted stock units	243,000	–
Warrants	33,888	–